Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Adverse development cover reinsurance agreement cover	$ 0.0	$ (818.5)	$ 0.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables on unpaid losses, start of period	3,195.2	2,319.8
Reinsurance recoverables on unpaid losses, end of period	3,298.1	3,195.2	2,319.8
Deferred Gain on Reinsurance	(58.3)	0.0	0.0
ADC
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables on unpaid losses, start of period	2,518.3	2,425.2	2,319.8
Reinsurance recoverables on unpaid losses, end of period		2,518.3	2,425.2
Reinsurance recoverables, premium paid and recognized	68.1	0.0	0.0
Enstar
Insurance [Abstract]
Adverse development cover reinsurance agreement cover	$ 770.0	$ 770.0	$ 0.0